UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   January 16, 2013

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  52,584



List of Other Included Managers:

No.  13F File Number    Name

NAME OF ISSUER            TITLE OF CLASS        CUSIP         VALUE (X$1000)SHARES/PSH/PINVSTMT OTHER MANAGSOLE SHARED  NONE
EXXON MOBIL CORPORATION   COM                   30231G102              9,562  110490SH  SOLE                               110490
ISHARES TR BARCLAYS BONDBACOM                   464287457              3,063   36289SH  SOLE                                36289
PROSHARES SHORT S&P 500   COM                   74347R503              2,909   85500SH  SOLE                                85500
SCH ST US TRSR ETF        COM                   808524862              2,456   48645SH  SOLE                                48645
BRISTOL-MYERS SQUIBB CO   COM                   110122108              2,090   64160SH  SOLE                                64160
SCHLUMBERGER LTD       F  COM                   806857108              1,829   26405SH  SOLE                                26405
PROCTER & GAMBLE          COM                   742718109              1,493   21993SH  SOLE                                21993
PEPSICO INCORPORATED      COM                   713448108              1,445   21120SH  SOLE                                21120
DU PONT E I DE NEMOUR&CO  COM                   263534109              1,364   30340SH  SOLE                                30340
CONOCOPHILLIPS            COM                   20825C104              1,330   22943SH  SOLE                                22943
FLUOR CORPORATION NEW     COM                   343412102              1,301   22152SH  SOLE                                22152
APPLE INC                 COM                   37833100               1,265    2378SH  SOLE                                 2378
CLOROX COMPANY            COM                   189054109              1,259   17207SH  SOLE                                17207
GENERAL ELECTRIC COMPANY  COM                   369604103              1,259   60016SH  SOLE                                60016
JOHNSON & JOHNSON         COM                   478160104              1,158   16519SH  SOLE                                16519
MC DONALDS CORP           COM                   580135101              1,108   12564SH  SOLE                                12564
FREEPORT MCMORAN COPPER   COM                   35671D857              1,028   30068SH  SOLE                                30068
VERIZON COMMUNICATIONS    COM                   92343V104              1,014   23453SH  SOLE                                23453
INTEL CORP                COM                   458140100                985   47777SH  SOLE                                47777
COCA COLA COMPANY         COM                   191216100                977   26952SH  SOLE                                26952
EMERSON ELECTRIC CO       COM                   291011104                854   16134SH  SOLE                                16134
YUM BRANDS INC            COM                   988498101                788   11875SH  SOLE                                11875
STARBUCKS CORP            COM                   855244109                766   14300SH  SOLE                                14300
FORD MOTOR COMPANY NEW    COM                   345370860                754   58300SH  SOLE                                58300
ISHARES GOLD TRUST        COM                   464285105                712   43762SH  SOLE                                43762
SPDR BARCLAYS ETF       HICOM                   78464A417                622   15285SH  SOLE                                15285
MICROSOFT CORP            COM                   594918104                596   22315SH  SOLE                                22315
MACYS INC                 COM                   55616P104                584   14975SH  SOLE                                14975
KINDER MORGAN INC         COM                   49456B101                509   14423SH  SOLE                                14423
ISHARES TR BARCLAYS BONDBACOM                   464288646                500    4742SH  SOLE                                 4742
A T & T INC NEW           COM                   00206R102                494   14679SH  SOLE                                14679
DOW CHEMICAL COMPANY      COM                   260543103                485   15013SH  SOLE                                15013
BLKROCK CR ALLO INCOME  TRCOM                   92508100                 468   34150SH  SOLE                                34150
SCHW US BRD MKT ETF       COM                   808524102                451   13135SH  SOLE                                13135
ALTRIA GROUP INC          COM                   02209S103                448   14271SH  SOLE                                14271
DISNEY WALT CO            COM                   254687106                372    7474SH  SOLE                                 7474
MOSAIC CO NEW             COM                   61945A107                314    5551SH  SOLE                                 5551
PIEDMONT OFFICE RLTY TR CLCOM                   720190206                311   17275SH  SOLE                                17275
SPDR GOLD TRUST         SPCOM                   78463V107                300    1852SH  SOLE                                 1852
3M COMPANY                COM                   88579Y101                294    3172SH  SOLE                                 3172
QUALCOMM INC              COM                   747525103                290    4699SH  SOLE                                 4699
NUCOR CORP                COM                   670346105                287    6650SH  SOLE                                 6650
HEINZ H J CO              COM                   423074103                273    4750SH  SOLE                                 4750
HONEYWELL INTERNATIONAL   COM                   438516106                252    3975SH  SOLE                                 3975
CHEVRON CORPORATION       COM                   166764100                251    2322SH  SOLE                                 2322
THE SOUTHERN COMPANY      COM                   842587107                250    5854SH  SOLE                                 5854
PFIZER INCORPORATED       COM                   717081103                230    9183SH  SOLE                                 9183
MERCK & CO INC NEW        COM                   58933Y105                227    5560SH  SOLE                                 5560
ENTERPRISE PRD PRTNRS LP  COM                   293792107                225    4500SH  SOLE                                 4500
E M C CORP MASS           COM                   268648102                221    8750SH  SOLE                                 8750
BHP BILLITON LTD ADR   FSPCOM                   88606108                 213    2728SH  SOLE                                 2728
HOLLYFRONTIER CORP        COM                   436106108                209    4510SH  SOLE                                 4510
ALLEGIANCE BANCSHARES   **COM                   01748H107               N/A    65843SH  SOLE                                65843
BLUESTAR HEALTH INC  XXXRECOM                   09624G101               N/A    30000SH  SOLE                                30000
WEATHERFORD INTL LTD   F  COM                   H27013103                139   12500SH  SOLE                                12500